Short-Term Bond Fund of America®
Investment portfolio
November 30, 2023
unaudited

Bonds, notes & other debt instruments 94.84% U.S. Treasury bonds & notes 33.59% U.S. Treasury 31.72%	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 12/31/2023	USD32,097	$32,024
U.S. Treasury 0.125% 2/15/2024	8,672	8,581
U.S. Treasury 0.25% 3/15/2024	9,345	9,210
U.S. Treasury 2.25% 4/30/2024	43,738	43,184
U.S. Treasury 2.50% 4/30/2024[1]	205,000	202,622
U.S. Treasury 0.25% 5/15/2024	45,000	43,980
U.S. Treasury 2.00% 6/30/2024	50,000	49,057
U.S. Treasury 1.75% 7/31/2024	5,263	5,142
U.S. Treasury 3.00% 7/31/2024	60,000	59,109
U.S. Treasury 0.375% 8/15/2024	35,245	34,055
U.S. Treasury 4.25% 9/30/2024	21,071	20,900
U.S. Treasury 2.25% 10/31/2024[1]	360,000	350,487
U.S. Treasury 1.50% 11/30/2024	7,289	7,028
U.S. Treasury 1.375% 1/31/2025	27,901	26,735
U.S. Treasury 4.125% 1/31/2025	17,240	17,052
U.S. Treasury 1.75% 3/15/2025	114,500	109,865
U.S. Treasury 0.50% 3/31/2025	30,000	28,269
U.S. Treasury 3.875% 3/31/2025	55,503	54,698
U.S. Treasury 2.625% 4/15/2025	300,000	290,719
U.S. Treasury 0.25% 5/31/2025	16,150	15,071
U.S. Treasury 2.875% 6/15/2025	300,000	291,105
U.S. Treasury 4.625% 6/30/2025[1]	697,903	695,340
U.S. Treasury 0.25% 7/31/2025	5,000	4,636
U.S. Treasury 3.50% 9/15/2025	9,155	8,953
U.S. Treasury 3.00% 9/30/2025	670	649
U.S. Treasury 4.25% 10/15/2025	12,420	12,309
U.S. Treasury 0.25% 10/31/2025	22,693	20,851
U.S. Treasury 3.00% 10/31/2025	86,823	84,113
U.S. Treasury 4.50% 11/15/2025	4,913	4,894
U.S. Treasury 4.00% 12/15/2025	50,000	49,336
U.S. Treasury 3.875% 1/15/2026	220,324	216,916
U.S. Treasury 0.375% 1/31/2026	10,000	9,132
U.S. Treasury 4.00% 2/15/2026	18,459	18,218
U.S. Treasury 0.50% 2/28/2026	24,100	22,012
U.S. Treasury 4.625% 3/15/2026	14,303	14,310
U.S. Treasury 3.75% 4/15/2026	2,000	1,963
U.S. Treasury 0.75% 4/30/2026	24,099	22,028
U.S. Treasury 3.625% 5/15/2026	3,740	3,661
U.S. Treasury 0.75% 5/31/2026	26,200	23,882
U.S. Treasury 4.125% 6/15/2026	148,602	147,163
U.S. Treasury 4.375% 8/15/2026	21,500	21,425
U.S. Treasury 4.625% 9/15/2026	14,680	14,733
U.S. Treasury 4.75% 10/15/2026	55,000	55,211
U.S. Treasury 3.25% 6/30/2027	22,600	21,751
U.S. Treasury 2.75% 7/31/2027	11,000	10,392
Short-Term Bond Fund of America — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 9/30/2027[1]	USD305,000	$302,283
U.S. Treasury 1.125% 2/29/2028	16,100	14,099
U.S. Treasury 4.00% 2/29/2028	17,420	17,187
U.S. Treasury 3.625% 3/31/2028	3,320	3,227
U.S. Treasury 4.875% 10/31/2028	182,688	187,227
U.S. Treasury 1.875% 2/15/2041[1]	1,036	690
U.S. Treasury 1.875% 2/15/2051[1]	708	412
U.S. Treasury 2.875% 5/15/2052[1]	417	306
		3,708,202
U.S. Treasury inflation-protected securities 1.87%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[2]	12,203	12,016
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]	6,481	6,351
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]	5,998	5,839
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	132,367	126,918
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	70,470	67,834
		218,958
Total U.S. Treasury bonds & notes		3,927,160
Mortgage-backed obligations 24.28% Federal agency mortgage-backed obligations 15.21%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	116	116
Fannie Mae Pool #555538 4.866% 5/1/2033[3,4]	126	124
Fannie Mae Pool #888521 4.789% 3/1/2034[3,4]	294	300
Fannie Mae Pool #889579 6.00% 5/1/2038[3]	913	943
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	32	33
Fannie Mae Pool #889983 6.00% 10/1/2038[3]	377	389
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	733	725
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	4	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	12	11
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	8	7
Fannie Mae Pool #FS5554 4.50% 11/1/2052[3]	5,269	4,941
Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]	40	39
Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]	3,416	3,374
Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]	1,571	1,578
Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]	93	94
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	605	597
Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]	445	447
Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]	4,126	4,071
Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]	61	61
Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]	1,365	1,316
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	98	97
Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]	1,555	1,536
Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]	1,012	998
Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]	21,664	21,751
Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]	13,506	13,581
Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]	9,711	9,759
Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]	7,053	7,197
Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]	2,452	2,492
Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]	1,768	1,801
Fannie Mae Pool #MA5071 5.00% 7/1/2053[3]	6,241	6,010
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	18,324	18,074
Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]	956	959
Short-Term Bond Fund of America — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]	USD5,971	$5,992
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	4,995	4,709
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[3,4]	1,853	1,846
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.664% 7/25/2024[3,4]	2,306	2,262
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 11/25/2024[3,4]	1,825	1,782
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,4]	8	8
Freddie Mac Pool #781228 4.375% 2/1/2034[3,4]	186	183
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	114	116
Freddie Mac Pool #782818 5.956% 11/1/2034[3,4]	162	165
Freddie Mac Pool #1H2524 4.947% 8/1/2035[3,4]	395	401
Freddie Mac Pool #1L1292 5.71% 1/1/2036[3,4]	303	299
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	86	87
Freddie Mac Pool #848751 5.163% 6/1/2036[3,4]	90	92
Freddie Mac Pool #848365 5.678% 7/1/2036[3,4]	325	327
Freddie Mac Pool #760014 2.71% 8/1/2045[3,4]	406	387
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	67	63
Freddie Mac Pool #QC7001 3.50% 8/1/2051[3]	4	3
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	15	13
Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]	27	27
Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]	138	129
Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]	27	27
Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]	361	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052[3]	12,740	12,290
Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]	1,010	973
Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]	9,986	10,027
Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]	28	28
Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]	5,073	5,094
Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]	2,819	2,715
Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]	2,210	2,132
Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]	1,430	1,410
Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]	3,478	3,490
Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]	206	207
Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]	713	686
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	1,655	1,632
Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]	4,326	4,347
Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]	4,061	4,088
Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]	2,653	2,662
Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]	1,864	1,892
Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]	455	457
Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]	3,326	3,389
Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]	2,888	2,942
Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]	2,677	2,743
Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]	2,602	2,673
Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]	1,817	1,871
Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]	1,407	1,439
Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]	999	1,016
Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]	736	759
Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]	10,094	9,720
Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]	21,747	21,441
Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]	2,392	2,403
Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]	282,604	287,372
Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]	52,597	52,809
Freddie Mac Pool #SD8385 6.50% 12/1/2053[3]	115,203	117,111
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[3]	813	810
Short-Term Bond Fund of America — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]	USD1,160	$1,141
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	812	789
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]	22,701	22,085
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,4]	34,001	33,331
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	22,997	22,364
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	12,982	12,512
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	14,174	13,854
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,4]	13,324	12,941
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,716	2,622
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	2,001
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	382
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	28
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,4]	10	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,4]	4,620	4,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	6,959	6,325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,4]	6,866	6,219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,4]	14	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	11	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	3,906	3,643
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	5,422	5,025
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	48	44
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	992	913
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	7,758	7,112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,558	1,402
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	11,452	10,759
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,853	1,702
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]	583	527
Government National Mortgage Assn. 5.00% 12/1/2053[3,5]	330	321
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	38	37
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,623	1,599
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	349	343
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,141	1,122
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	32	32
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]	29,851	29,012
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]	19,364	18,820
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]	119	119
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725876 4.861% 9/20/2061[3]	— [6]	— [6]
Government National Mortgage Assn. Pool #710085 5.024% 9/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725879 4.881% 10/20/2061[3]	1	1
Government National Mortgage Assn. Pool #AC0975 4.339% 4/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AC1008 4.338% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #776094 4.851% 10/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AG8041 4.488% 11/20/2063[3]	7	7
Government National Mortgage Assn. Pool #AG8060 4.485% 12/20/2063[3]	7	7
Government National Mortgage Assn. Pool #AG8069 4.33% 1/20/2064[3]	6	6
Government National Mortgage Assn. Pool #AC1026 4.337% 1/20/2064[3]	2	2
Government National Mortgage Assn. Pool #AG8070 4.487% 1/20/2064[3]	7	7
Government National Mortgage Assn. Pool #AG8081 4.335% 2/20/2064[3]	7	6
Government National Mortgage Assn. Pool #AG8082 4.478% 2/20/2064[3]	6	6
Government National Mortgage Assn. Pool #AG8076 4.949% 2/20/2064[3]	1	1
Government National Mortgage Assn. Pool #767680 4.43% 6/20/2064[3]	16	16
Short-Term Bond Fund of America — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8149 6.062% 6/20/2064[3,4]	USD73	$72
Government National Mortgage Assn. Pool #AO0461 4.616% 8/20/2065[3]	26	26
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	1,951	1,848
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 6.16% 5/20/2062[3,4]	363	363
Government National Mortgage Assn., Series 2012-H20, Class PT, 6.191% 7/20/2062[3,4]	6,226	6,206
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 6.06% 3/20/2064[3,4]	2,281	2,277
Uniform Mortgage-Backed Security 4.00% 12/1/2053[3,5]	55	50
Uniform Mortgage-Backed Security 5.00% 12/1/2053[3,5]	3,835	3,691
Uniform Mortgage-Backed Security 5.50% 12/1/2053[3,5]	8,116	7,998
Uniform Mortgage-Backed Security 6.50% 12/1/2053[3,5]	44,307	45,010
Uniform Mortgage-Backed Security 7.00% 12/1/2053[3,5]	20,804	21,350
Uniform Mortgage-Backed Security 4.50% 1/1/2054[3,5]	1,937	1,815
Uniform Mortgage-Backed Security 5.00% 1/1/2054[3,5]	8,015	7,717
Uniform Mortgage-Backed Security 5.50% 1/1/2054[3,5]	40,507	39,921
Uniform Mortgage-Backed Security 6.00% 1/1/2054[3,5]	341,099	341,979
Uniform Mortgage-Backed Security 6.50% 1/1/2054[3,5]	84,226	85,513
Uniform Mortgage-Backed Security 7.00% 1/1/2054[3,5]	296,121	303,557
		1,778,134
Collateralized mortgage-backed obligations (privately originated) 5.02%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.192% 10/25/2035[3,4]	1,330	1,291
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,7]	3,119	2,495
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,7]	3,945	3,635
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,7]	443	409
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,7]	2,955	2,750
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,7]	1,580	1,452
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,7,8]	9,176	8,371
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,7]	3,597	3,202
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,7]	7,899	7,067
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,7]	7,132	6,764
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,7]	5,351	4,717
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,7,8]	1,370	1,262
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,7,8]	787	764
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,7,8]	7,060	6,933
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,7,8]	3,676	3,378
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,7]	3,650	3,423
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]	1,000	852
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,7]	2,757	2,660
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,7]	300	282
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,7]	11,299	10,911
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,7]	15,911	15,213
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,7]	3,292	3,262
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,7]	4,613	4,528
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,7]	10,845	9,901
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,7]	1,839	1,656
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,7,8]	9,826	9,729
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,7]	71	71
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,7]	9,921	8,243
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.843% 1/25/2024[3,4]	1,583	1,590
Short-Term Bond Fund of America — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.043% 5/25/2024[3,4]	USD4,096	$4,128
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.743% 2/25/2025[3,4]	1,343	1,384
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.228% 6/25/2043[3,4,7]	2,585	2,602
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,7]	3,967	3,629
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[3,4,7]	582	560
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[3,4,7]	1,706	1,438
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,7]	7,601	7,411
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,7]	13,775	14,563
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.743% 10/25/2027[3,4]	1,176	1,187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.143% 4/25/2028[3,4]	2,232	2,336
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.993% 7/25/2028[3,4]	1,846	1,960
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.278% 6/25/2042[3,4,7]	1,421	1,458
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.478% 9/25/2042[3,4,7]	191	192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.143% 1/25/2050[3,4,7]	803	809
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,7]	22,615	19,254
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,7]	6,080	5,381
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,7]	1,077	1,014
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,7]	619	610
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,7]	2,051	1,595
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,7,8]	12,109	12,188
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,7,8]	16,021	15,765
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[3,4,7]	23	20
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[3,4,7]	69	62
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[3,4,7]	19,159	19,547
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,4,7]	19,982	20,118
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[3,7,8]	7,613	7,682
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,7,8]	11,936	11,695
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,7]	2,297	2,173
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,7,8]	6,622	6,256
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.307% 11/25/2055[3,4,7]	27,731	27,588
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,7]	1,875	1,734
Mill City Mortgage Trust, Series 15-1, Class M2, 3.779% 6/25/2056[3,4,7]	1,198	1,191
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,7]	6,927	6,779
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[3,4,7]	312	300
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,7]	4,051	3,786
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,7]	4,436	4,212
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,7]	256	239
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,7]	529	489
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,7]	224	207
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,7]	2,115	1,991
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,7]	453	429
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,7]	965	929
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,7]	777	739
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,7]	1,364	1,274
Short-Term Bond Fund of America — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,7]	USD10,775	$9,969
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.207% 5/25/2055[3,4,7]	25,739	25,704
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,7,8]	5,752	5,743
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,7,8]	8,000	7,961
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,7]	9,991	8,162
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[3,7]	20,723	20,080
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,7]	3,357	3,164
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,7]	642	586
Progress Residential Trust, Series 2023-SFR1, Class A, 4.30% 3/17/2040[3,7]	649	608
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,7]	1,893	1,823
Towd Point Mortgage Trust, Series 2015-1, Class A4, 4.25% 10/25/2053[3,4,7]	498	512
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,7]	3,010	2,962
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,7]	8,887	8,761
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.27% 2/25/2055[3,4,7]	1,830	1,737
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,7]	7,163	7,029
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 5/25/2055[3,4,7]	563	561
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,7]	2,550	2,436
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,7]	400	396
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,7]	653	647
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,7]	2,538	2,384
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[3,4,7]	21	21
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,7]	1,074	1,067
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,7]	4,000	3,719
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,7]	9,145	8,885
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.057% 2/25/2057[3,4,7]	1,032	1,038
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[3,4,7]	4	4
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,7]	3,000	2,933
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.475% 4/25/2057[3,4,7]	796	769
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,7]	6,818	6,501
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,7]	2,989	2,849
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,7]	163	160
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,7]	2,300	2,113
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,7]	2,792	2,667
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.666% 11/25/2057[3,4,7]	1,900	1,850
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,7]	1,416	1,370
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,7]	6,696	6,445
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,7]	4,695	4,412
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,7]	1,772	1,725
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,7]	5,271	5,023
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.457% 5/25/2058[3,4,7]	1,547	1,562
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[3,4,7]	1,990	1,821
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.747% 12/25/2058[3,4,7]	5,242	4,933
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,7]	3,343	2,920
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.659% 11/25/2060[3,4,7]	3,435	3,381
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,7]	13,537	12,551
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,7]	2,587	2,211
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[3,7]	11,759	11,283
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[3,7]	8,048	7,239
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[3,7]	5,568	5,401
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,7]	189	185
Short-Term Bond Fund of America — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,7,8]	USD4,297	$4,253
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,7,8]	5,446	5,397
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,7,8]	13,290	13,305
		586,933
Commercial mortgage-backed securities 4.05%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[3,7]	1,500	1,372
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[3,7]	10,741	9,890
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	477
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[3,4]	4,885	5,030
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]	1,185	1,011
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	1,613	1,408
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,7]	17,000	16,053
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.242% 3/15/2037[3,4,7]	6,045	5,603
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[3,4]	388	404
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]	3,000	2,295
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[3]	3,216	3,295
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3,4]	2,482	2,552
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[3,4]	1,996	2,043
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.093% 5/15/2039[3,4,7]	4,413	4,383
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.221% 4/15/2037[3,4,7]	1,157	1,139
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.438% 6/15/2027[3,4,7]	4,773	4,784
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.026% 9/15/2034[3,4,7]	20,861	20,359
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.137% 9/15/2036[3,4,7]	18,661	18,122
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.336% 10/15/2036[3,4,7]	7,298	7,098
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.107% 6/15/2038[3,4,7]	2,839	2,787
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.307% 6/15/2038[3,4,7]	1,011	986
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.287% 11/15/2038[3,4,7]	19,014	18,665
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.313% 2/15/2039[3,4,7]	10,634	10,387
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.604% 6/15/2040[3,4,7]	9,451	9,461
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,7]	1,000	911
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]	2,000	1,819
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[3,4,7]	11,721	11,642
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[3,4,7]	17,000	17,148
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 3/10/2047[3]	475	474
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	500	491
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,019	4,826
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[3,7]	8,700	8,267
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,4]	25,070	25,002
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[3]	673	668
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]	12,500	12,329
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]	16,310	15,932
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	1,800	1,756
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,655
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	901	882
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	1,055	1,021
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,7]	11,815	11,862
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,7]	301	290
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.517% 7/15/2038[3,4,7]	4,970	4,918
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	17,022	16,922
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,7]	10,065	9,691
Short-Term Bond Fund of America — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,7]	USD8,886	$9,093
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.357% 7/15/2025[3,4,7]	1,830	1,801
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	11,255	10,963
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,397
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]	6,846	6,551
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]	1,000	903
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]	2,975	2,299
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.52% 5/17/2038[3,4,7]	4,500	4,453
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]	360	358
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,131
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,7]	8,641	7,070
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,4]	2,738	2,557
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]	2,145	1,985
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,7]	7,193	6,225
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.238% 4/15/2038[3,4,7]	9,905	9,796
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	1,961	1,930
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	1,250	1,207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,844
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]	1,000	945
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	309	301
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	1,128	1,081
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,7]	10,275	9,383
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,7]	7,365	6,141
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.587% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,7,8]	13,780	12,581
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.937% 5/15/2038[3,4,7]	500	439
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.014% 7/15/2036[3,4,7]	6,572	6,434
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.168% 11/15/2038[3,4,7]	5,289	5,196
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.323% 1/15/2039[3,4,7]	16,312	15,914
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]	6,749	6,433
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,789
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 8/15/2050[3]	430	427
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	2,200	2,167
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]	2,775	2,654
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]	1,580	1,571
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	581	565
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	5,397	5,285
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.112% 11/15/2027[3,4,7]	17,286	17,327
		474,306
Total mortgage-backed obligations		2,839,373
Asset-backed obligations 22.82%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.717% 10/20/2031[3,4,7]	2,300	2,292
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.824% 10/23/2034[3,4,7]	3,540	3,520
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[3,7]	1,156	1,156
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[3,7]	5,750	5,771
Short-Term Bond Fund of America — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,7]	USD2,679	$2,601
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,7]	1,259	1,238
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,7]	3,374	3,372
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,7]	7,486	7,542
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	7,996	8,004
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[3,4,7]	13,933	13,892
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[3,4,7]	8,511	8,549
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.605% 1/15/2030[3,4,7]	5,546	5,541
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.605% 10/16/2030[3,4,7]	8,602	8,584
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[3,7]	1,436	1,436
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,7]	1,186	1,184
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,7]	1,641	1,643
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,7]	1,120	1,130
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[3]	5,429	5,393
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[3]	47,810	48,279
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,7]	12,026	11,778
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,7]	4,360	4,204
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,7]	1,521	1,475
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.741% 5/26/2031[3,4,7]	1,745	1,743
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	32,296	32,264
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]	11,530	11,557
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]	9,883	9,903
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.702% 1/28/2031[3,4,7]	184	183
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.814% 7/22/2032[3,4,7]	1,000	996
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.594% 7/17/2030[3,4,7]	838	834
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.687% 4/20/2031[3,4,7]	1,892	1,890
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.875% 4/15/2033[3,4,7]	2,000	2,000
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.597% 1/22/2028[3,4,7]	4,860	4,856
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 7.305% 7/15/2030[3,4,7]	1,010	996
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,7]	6,133	6,114
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[3,7]	12,965	12,771
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,7]	2,280	2,191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,7]	1,250	1,186
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,7]	18,269	16,869
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,7]	5,320	5,337
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]	6,056	5,955
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[3,7]	6,340	6,276
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,7]	22,449	22,420
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,7]	3,900	3,901
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]	5,166	5,142
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[3,7]	6,940	7,019
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	12,593	12,574
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.665% 10/15/2033[3,4,7]	2,600	2,594
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.807% 1/18/2035[3,4,7]	1,500	1,493
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.516% 4/20/2036[3,4,7]	1,000	1,003
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.82% 7/25/2034[3,4,7]	3,750	3,739
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 7.316% 4/20/2035[3,4,7]	2,000	2,001
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[3,4,7]	15,546	15,542
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.358% 4/25/2036[3,4,7]	857	859
Short-Term Bond Fund of America — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,7]	USD343	$339
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,7]	3,138	2,938
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,7]	2,396	2,318
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,7]	650	586
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,7]	3,320	3,228
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.081% 5/17/2031[3,4,7]	2,596	2,580
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.252% 4/30/2031[3,4,7]	700	693
Birch Grove CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.512%) 7.908% 10/19/2034[3,4,7]	1,500	1,475
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[3,4,7]	1,975	1,980
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.605% 7/15/2031[3,4,7]	3,200	3,111
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27% 2/25/2025[3]	7,312	7,304
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	2,816	2,805
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]	7,634	7,683
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 6.757% 4/20/2031[3,4,7]	250	250
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 6.691% 5/15/2031[3,4,7]	1,440	1,439
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.699% 7/27/2031[3,4,7]	2,507	2,506
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD CME Term SOFR + 1.342%) 6.757% 1/20/2032[3,4,7]	249	248
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD CME Term SOFR + 1.342%) 6.757% 4/22/2032[3,4,7]	2,000	1,996
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]	2,011	2,008
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]	2,121	2,116
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	16,519	16,489
CarMax Auto Owner Trust, Series 2023-3, Class A2A, 5.72% 11/16/2026[3]	5,928	5,927
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]	3,642	3,645
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,7]	2,907	2,913
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,7]	8,000	8,021
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,7]	1,442	1,445
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,7]	736	738
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,7]	1,378	1,188
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[3,7]	30,000	30,133
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.619% 7/27/2030[3,4,7]	13,646	13,636
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.144% 10/15/2034[3,4,7]	3,000	3,005
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.794% 3/22/2035[3,4,7]	2,000	2,007
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,7]	18,410	16,868
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,7]	14,693	12,970
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,7]	10,785	10,622
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,7]	4,262	4,182
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,7]	6,091	6,119
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.61% 10/24/2030[3,4,7]	1,306	1,304
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.787% 1/22/2031[3,4,7]	232	232
CIFC Funding, Ltd., CLO, Series 2014-5, Class A1R2, (3-month USD CME Term SOFR + 1.462%) 6.864% 10/17/2031[3,4,7]	600	600
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.069% 4/22/2026[3,4]	19,839	19,867
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,7]	20,622	20,749
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,7]	8,672	8,733
Short-Term Bond Fund of America — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,7]	USD3,051	$2,678
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,7]	6,598	5,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,7]	5,497	4,841
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,7]	1,952	1,686
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,7]	2,915	2,505
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.205% 10/15/2029[3,4,7]	539	539
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,7]	4,319	4,311
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,7]	2,908	2,890
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,7]	6,704	6,708
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,7]	3,711	3,680
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,7]	7,682	7,682
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,7]	12,528	12,517
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,7]	4,663	4,587
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,7]	1,171	1,171
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,7]	1,293	1,287
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,7]	5,179	5,097
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,7]	3,463	3,480
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 8.005% 10/15/2031[3,4,7]	1,000	996
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]	732	730
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,7]	1,268	1,263
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,7]	7,453	7,451
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,7]	4,271	4,259
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,7]	11,247	11,240
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,7]	4,485	4,496
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,7]	6,000	5,879
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,7]	5,316	5,231
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,7]	1,187	1,189
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.635% 4/15/2028[3,4,7]	5,083	5,083
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD CME Term SOFR + 1.462%) 6.841% 8/15/2030[3,4,7]	— [6]	— [6]
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.755% 1/15/2031[3,4,7]	2,517	2,517
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.651% 5/15/2031[3,4,7]	1,063	1,059
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.705% 7/15/2031[3,4,7]	986	985
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.877% 1/18/2032[3,4,7]	1,800	1,800
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.491% 5/15/2032[3,4,7]	1,414	1,383
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.735% 1/15/2034[3,4,7]	725	725
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 6.717% 4/20/2034[3,4,7]	1,250	1,244
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,7]	749	651
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.053% 7/17/2033[3,4,7]	22,000	22,026
Elmwood CLO IV, Ltd., Series 2020-1, Class A, (3-month USD CME Term SOFR + 1.502%) 6.895% 4/15/2033[3,4,7]	300	300
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,7]	9,799	9,588
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,7]	4,258	4,192
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,7]	14,771	14,746
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]	2,069	2,068
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[3]	1,277	1,277
Short-Term Bond Fund of America — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	USD661	$661
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]	5,048	5,039
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[3]	2,091	2,089
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	3,550	3,532
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	7,301	7,250
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[3]	9,940	9,965
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	3,930	3,916
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	4,808	4,801
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	3,231	3,226
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,322
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[3]	283	283
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	6,651	6,596
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	7,247	7,329
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,7]	8,281	7,580
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[3,7]	1,723	1,542
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,7]	12,587	12,582
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,7]	5,000	4,993
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,7]	2,469	2,454
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,7]	2,126	2,115
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,7]	9,391	9,365
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,7]	10,000	9,718
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,7]	7,910	7,579
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,7]	17,573	17,257
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,7]	7,693	7,698
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.662% 4/23/2036[3,4,7]	1,500	1,507
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.764% 1/15/2030[3,4,7]	683	682
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.625% 10/15/2030[3,4,7]	1,958	1,955
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,7]	7,951	7,043
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,7]	4,120	3,541
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.767% 4/20/2032[3,4,7]	963	961
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,7]	19,288	17,434
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,7]	14,201	12,785
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,7]	16,692	14,577
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,7]	7,206	6,341
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,7]	32,555	32,613
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,7]	20,000	20,091
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]	9,875	9,854
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	3,706	3,692
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]	3,808	3,800
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]	1,804	1,801
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	1,519	1,515
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]	8,324	8,372
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[3,7]	12,000	11,974
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,7]	2,325	2,380
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,7]	22,404	22,942
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,7]	24,675	24,697
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[3,7]	5,438	5,440
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.587% 11/20/2030[3,4,7]	975	973
GoldenTree Loan Opportunities X, Ltd., Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2031[3,4,7]	17,615	17,614
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[3,4,7]	1,920	1,920
Short-Term Bond Fund of America — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.255% 4/15/2033[3,4,7]	USD2,185	$2,161
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD CME Term SOFR + 1.912%) 7.304% 8/5/2030[3,4,7]	1,000	1,002
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.13% 10/25/2034[3,4,7]	4,000	3,950
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.64% 1/27/2031[3,4,7]	1,580	1,554
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.752% 7/28/2031[3,4,7]	10,368	10,359
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.894% 1/15/2035[3,4,7]	618	629
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.537% 7/20/2031[3,4,7]	9,383	9,364
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,7]	26,495	25,441
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,7]	3,660	3,501
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,7]	15,481	14,667
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,7]	26,860	25,949
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,7]	11,000	10,880
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,7]	24,031	21,346
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,7]	3,000	2,806
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,7]	4,295	4,348
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[3]	4,846	4,834
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	5,561	5,531
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]	3,626	3,639
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.685% 1/15/2031[3,4,7]	438	437
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.67% 4/25/2031[3,4,7]	629	628
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.355% 7/14/2031[3,4,7]	2,000	1,974
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.266% 7/20/2035[3,4,7]	22,919	22,944
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.835% 1/15/2031[3,4,7]	608	608
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD CME Term SOFR + 1.416%) 6.811% 3/15/2031[3,4,7]	1,668	1,667
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.655% 4/15/2031[3,4,7]	1,301	1,297
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 7.055% 4/15/2031[3,4,7]	700	687
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.666% 10/20/2031[3,4,7]	3,000	3,001
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.887% 10/20/2034[3,4,7]	735	731
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,7]	9,500	9,506
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,7]	2,227	2,196
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,7]	12,733	12,706
LAD Auto Receivables Trust, Series 2023-4, Class A2, 6.21% 10/15/2026[3,7]	14,000	14,014
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,7]	5,671	5,640
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,7]	18,199	18,098
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,7]	11,820	11,811
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,7]	642	638
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,7]	25,457	25,543
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,7]	12,972	13,025
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,7]	339	338
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,7]	4,505	4,464
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,7]	12,138	12,193
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,7]	895	886
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,7]	1,980	1,958
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.735% 7/16/2031[3,4,7]	5,676	5,672
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.827% 1/20/2035[3,4,7]	1,837	1,834
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[3,4,7]	15,318	15,293
Short-Term Bond Fund of America — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.619% 7/27/2031[3,4,7]	USD679	$677
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.29% 4/25/2032[3,4,7]	1,200	1,193
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.808% 4/19/2033[3,4,7]	1,000	1,000
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[3,4,7]	5,364	5,363
MCF CLO, LLC, Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.632%) 7.027% 7/18/2030[3,4,7]	1,518	1,509
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]	1,351	1,347
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.747% 4/20/2033[3,4,7]	2,000	1,990
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.945% 4/18/2034[3,4,7]	500	500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9,10]	3,635	3,637
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9,10]	385	385
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,7]	23,801	23,713
Monroe Capital MML CLO X LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.237% 5/20/2034[3,4,7]	1,800	1,776
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.17% 9/14/2033[3,4,7]	4,000	3,936
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.927% 10/20/2030[3,4,7]	358	358
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,7]	4,169	3,593
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,7]	1,153	1,038
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,7]	4,226	3,625
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,7]	8,690	7,426
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,7]	9,121	7,732
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,7]	4,916	4,086
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,7]	14,893	12,683
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,7]	13,350	11,849
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,7]	10,684	9,491
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,7]	21,398	19,164
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.674% 4/22/2029[3,4,7]	350	348
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.587% 10/18/2029[3,4,7]	289	288
Neuberger Berman CLO, Ltd., Series 2018-27A, Class B, (3-month USD CME Term SOFR + 1.662%) 7.055% 1/15/2030[3,4,7]	2,035	2,013
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.717% 4/20/2031[3,4,7]	325	325
Neuberger Berman CLO, Ltd., Series 2019-35, Class A1, (3-month USD CME Term SOFR + 1.602%) 6.998% 1/19/2033[3,4,7]	700	700
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,7]	48,385	41,885
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.649% 12/21/2029[3,4,7]	1,150	1,141
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[3,4,7]	4,823	4,810
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.758% 4/19/2031[3,4,7]	243	242
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[3,4,7]	3,000	3,005
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.527% 10/20/2030[3,4,7]	500	490
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.875% 10/15/2034[3,4,7]	2,000	1,985
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.416% 1/20/2035[3,4,7]	2,400	2,403
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[3,4,7]	2,450	2,450
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD CME Term SOFR + 1.482%) 6.884% 1/17/2032[3,4,7]	500	500
Short-Term Bond Fund of America — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.668% 4/10/2033[3,4,7]	USD3,250	$3,240
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.479% 1/20/2035[3,4,7]	1,200	1,203
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.605% 7/15/2029[3,4,7]	204	204
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.34% 1/25/2031[3,4,7]	700	680
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,7]	8,688	8,451
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,7]	5,080	4,831
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,7]	8,636	7,932
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 7.516% 7/20/2033[3,4,7]	4,000	3,972
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[3,4,7]	6,783	6,792
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[3,4,7]	4,090	4,087
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[3,4,7]	14,260	14,225
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[3,4,7]	4,278	4,241
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.444% 4/15/2030[3,4,7]	4,446	4,430
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.214% 4/15/2031[3,4,7]	13,671	13,673
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.144% 4/15/2031[3,4,7]	4,000	4,001
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.755% 7/16/2031[3,4,7]	7,407	7,407
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.148% 7/24/2031[3,4,7]	9,999	10,017
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.664% 10/17/2031[3,4,7]	2,849	2,846
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[3,7]	31,885	30,730
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,7]	8,160	7,965
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.474% 8/16/2027[3,4,7]	4,490	4,494
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,7]	10,653	10,708
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,7]	22,925	22,811
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[3,7]	4,277	4,276
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.366% 4/20/2036[3,4,7]	3,000	3,007
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.866% 1/20/2031[3,4,7]	8,711	8,714
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.916% 1/20/2031[3,4,7]	2,500	2,500
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,7]	11,936	11,923
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.707% 7/25/2051[3,4,7]	799	792
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 10/17/2036[3,7]	469	454
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.595% 10/15/2030[3,4,7]	20,208	20,167
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.78% 7/24/2032[3,4,7]	600	599
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,7]	4,228	4,235
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.452%) 6.83% 10/25/2031[3,4,7]	3,000	2,998
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.755% 10/15/2032[3,4,7]	2,500	2,498
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.815% 10/15/2034[3,4,7]	2,000	1,987
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.827% 1/20/2035[3,4,7]	550	549
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,7]	8,204	8,110
Short-Term Bond Fund of America — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.867% 10/20/2030[3,4,7]	USD1,218	$1,218
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 6.729% 5/20/2031[3,4,7]	469	468
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.099% 1/15/2036[3,4,7]	2,000	2,000
RR, Ltd., CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.794% 1/15/2032[3,4,7]	1,813	1,815
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]	3,349	3,348
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[3]	3,913	3,912
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]	3,870	3,866
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]	9,317	9,267
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]	3,845	3,848
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]	14,052	13,972
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14% 2/16/2027[3]	7,823	7,759
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]	4,783	4,791
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	3,287	3,235
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	3,008	3,003
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	5,115	5,031
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[3]	8,383	8,372
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,563
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,518
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	6,392	6,311
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[3]	1,390	1,394
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]	1,152	1,147
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	2,810	2,823
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	10,512	10,258
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	4,880
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,661
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]	902	901
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	974
SCF Equipment Leasing, LLC, Series 2023-1, Class A2, 6.56% 1/22/2030[3,7]	9,250	9,282
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,7]	14,599	14,601
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[3,7]	9,627	9,632
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[3,7]	798	798
Sixth Street CLO XVI, Ltd., Series 2020-16, Class A1A, (3-month USD CME Term SOFR + 1.582%) 6.997% 10/20/2032[3,4,7]	725	725
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,7]	1,728	1,652
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.87% 11/15/2052[3,4,7]	2,181	2,182
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,7]	1,751	1,506
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,7]	2,391	2,069
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2030[3,4,7]	4,385	4,377
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.657% 10/20/2030[3,4,7]	10,420	10,397
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.807% 4/18/2031[3,4,7]	350	349
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.907% 4/18/2031[3,4,7]	1,200	1,137
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.807% 7/18/2031[3,4,7]	7,000	6,984
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,7]	7,653	7,024
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,7]	2,115	1,941
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.212%) 6.627% 12/29/2029[3,4,7]	2,310	2,307
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 7.166% 7/20/2030[3,4,7]	11,986	11,988
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[3,4,7]	8,825	8,828
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.416% 10/20/2031[3,4,7]	2,000	2,001
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,7]	12,328	11,377
Short-Term Bond Fund of America — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.616% 4/20/2035[3,4,7]	USD2,000	$2,001
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 9.039% 10/20/2036[3,4,7]	1,500	1,502
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.47% 10/25/2029[3,4,7]	1,864	1,856
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	25,245	25,392
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	28,887	29,257
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,7]	3,849	3,425
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.503% 1/17/2032[3,4,7]	780	777
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.872% 8/16/2034[3,4,7]	3,000	2,980
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.877% 7/20/2031[3,4,7]	1,146	1,145
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.904% 1/17/2030[3,4,7]	546	546
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,7]	4,789	4,398
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,7]	3,164	2,812
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[3,7]	7,977	6,839
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,7]	7,299	6,314
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.147% 4/20/2031[3,4,7]	700	692
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.825% 7/15/2034[3,4,7]	2,000	1,999
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,7]	1,778	1,493
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[3,7]	31,492	29,580
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[3,7]	10,000	9,858
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	12,679	12,522
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]	7,517	7,515
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[3]	586	582
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,7]	15,002	14,963
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.079% 1/25/2036[3,4,7]	10,000	10,007
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.84% 1/25/2035[3,4,7]	1,000	996
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,7]	14,003	12,162
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,7]	4,698	3,990
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.23% 7/20/2031[3,4,7]	4,500	4,511
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.046% 10/20/2034[3,4,7]	10,500	10,504
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.631% 9/7/2030[3,4,7]	3,581	3,569
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.727% 7/18/2031[3,4,7]	4,193	4,178
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.535% 4/15/2027[3,4,10]	533	532
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]	4,000	3,989
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	22,847	22,656
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]	6,457	6,278
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]	28,312	27,895
Verizon Master Trust, Series 2023-4, Class A1A, 5.16% 6/20/2029[3]	11,800	11,796
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[3,7]	4,172	4,116
Verizon Master Trust, Series 2023-6, Class A, 5.35% 9/22/2031[3,7]	10,000	10,156
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.717% 9/15/2030[3,4,7]	588	587
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD CME Term SOFR + 1.512%) 6.907% 1/18/2029[3,4,7]	475	472
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.322%) 6.715% 4/15/2031[3,4,7]	344	344
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.505% 7/15/2031[3,4,7]	400	391
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.567% 7/20/2029[3,4,7]	76	76
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.814% 1/17/2031[3,4,7]	1,764	1,760
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.253% 4/15/2034[3,4,7]	900	900
Short-Term Bond Fund of America — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,7]	USD8,939	$8,931
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[3,7]	3,211	3,204
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,7]	9,762	9,747
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,7]	12,560	12,511
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,7]	37,515	37,488
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[3,7]	5,000	4,993
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,7]	25,040	25,041
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,7]	17,755	17,803
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,7]	20,880	20,781
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,7]	1,863	1,860
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	3,474	3,453
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,7]	1,771	1,755
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,7]	686	676
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.305% 7/15/2030[3,4,7]	250	249
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.657% 10/18/2030[3,4,7]	1,921	1,917
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.878% 4/25/2036[3,4,7]	500	503
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	23,493	23,291
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[3]	1,237	1,235
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[3]	989	983
World Omni Select Auto Trust, Series 2023-A, Class A2A, 5.92% 3/15/2027[3]	16,382	16,363
		2,667,749
Corporate bonds, notes & loans 10.75% Financials 7.13%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]	20,000	20,464
American Express Co. 4.90% 2/13/2026	17,090	16,984
American Express Co. 1.65% 11/4/2026	2,000	1,813
Bank of America Corp. (USD-SOFR + 0.41%) 5.33% 6/14/2024[4]	10,000	9,989
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	6,000	5,952
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]	10,000	9,532
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	30,000	29,674
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	15,000	14,437
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	8,000	7,852
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]	11,225	11,484
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]	10,000	10,008
Bank of Nova Scotia (The) 1.45% 1/10/2025	2,000	1,913
Bank of Nova Scotia (The) 4.75% 2/2/2026	8,000	7,897
Bank of Nova Scotia (The) 1.35% 6/24/2026	2,000	1,808
BPCE 1.625% 1/14/2025[7]	6,000	5,742
BPCE 1.00% 1/20/2026[7]	2,000	1,818
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]	10,000	9,956
Chubb INA Holdings, Inc. 3.35% 5/3/2026	1,275	1,230
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	2,000	1,907
Dexia Credit Local SA 0.50% 7/16/2024[7]	11,000	10,667
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]	20,000	20,005
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]	3,860	3,899
Goldman Sachs Group, Inc. (USD-SOFR + 0.486%) 5.32% 10/21/2024[4]	12,040	12,008
Goldman Sachs Group, Inc. 5.70% 11/1/2024	8,000	7,997
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[8]	8,000	7,947
Guardian Life Global Funding 0.875% 12/10/2025[7]	8,000	7,280
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	20,000	19,386
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]	12,500	12,042
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[8]	17,830	18,127
Short-Term Bond Fund of America — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	USD2,000	$1,853
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	13,000	12,804
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]	17,000	15,797
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	38,000	37,891
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]	15,000	15,043
Met Tower Global Funding 0.70% 4/5/2024[7]	25,000	24,560
Met Tower Global Funding 1.25% 9/14/2026[7]	20,000	17,914
Metropolitan Life Global Funding I 0.40% 1/7/2024[7]	13,575	13,500
Metropolitan Life Global Funding I 3.60% 1/11/2024[7]	7,007	6,990
Metropolitan Life Global Funding I 5.00% 1/6/2026[7]	10,000	9,950
Metropolitan Life Global Funding I 1.875% 1/11/2027[7]	18,000	16,156
Metropolitan Life Global Funding I 4.40% 6/30/2027[7]	5,600	5,397
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[8]	22,500	22,305
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]	19,129	18,265
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]	6,575	6,515
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	8,350	8,222
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	19,220	18,909
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	10,150	10,176
National Australia Bank, Ltd. 1.388% 1/12/2025[7]	17,000	16,299
National Securities Clearing Corp. 0.40% 12/7/2023[7]	40,000	39,982
Natwest Markets PLC 0.80% 8/12/2024[7]	20,000	19,332
New York Life Global Funding 0.90% 10/29/2024[7]	20,000	19,184
New York Life Global Funding 0.95% 6/24/2025[7]	17,280	16,155
New York Life Global Funding 0.85% 1/15/2026[7]	10,000	9,133
Nordea Bank ABP 3.60% 6/6/2025[7]	15,000	14,609
Northwestern Mutual Global Funding 0.60% 3/25/2024[7]	10,000	9,842
Northwestern Mutual Global Funding 0.80% 1/14/2026[7]	16,215	14,798
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]	16,175	16,075
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]	5,000	4,895
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]	7,295	7,214
Swedbank AB 0.85% 3/18/2024[7]	20,000	19,717
Swedbank AB 6.136% 9/12/2026[7]	20,000	20,126
Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	6,759
UBS AG 0.70% 8/9/2024[7]	20,000	19,334
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	8,788	8,556
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]	12,000	11,986
Wells Fargo Bank, N.A. 5.45% 8/7/2026	8,000	8,048
		834,109
Consumer discretionary 0.95%
Amazon.com, Inc. 0.45% 5/12/2024	9,210	9,009
American Honda Finance Corp. 0.55% 7/12/2024	9,000	8,735
American Honda Finance Corp. 0.75% 8/9/2024	16,000	15,483
BMW US Capital, LLC 0.80% 4/1/2024[7]	5,752	5,661
Daimler Trucks Finance North America, LLC (USD-SOFR + 1.00%) 5.31% 4/5/2024[4,7]	20,000	20,023
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	4,569	4,548
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	3,343	3,322
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	8,525	7,719
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[7]	6,068	6,055
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	3,725	3,732
Toyota Motor Credit Corp. 0.45% 1/11/2024	16,596	16,506
Short-Term Bond Fund of America — Page 20 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 0.80% 1/9/2026	USD8,695	$7,970
Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,470
		111,233
Consumer staples 0.54%
PepsiCo, Inc. 4.55% 2/13/2026	10,000	9,962
Philip Morris International, Inc. 2.875% 5/1/2024	4,000	3,954
Philip Morris International, Inc. 4.875% 2/13/2026	8,000	7,947
Philip Morris International, Inc. 4.875% 2/15/2028	14,000	13,855
Philip Morris International, Inc. 5.25% 9/7/2028	8,000	8,041
Procter & Gamble Co. 0.55% 10/29/2025	7,937	7,345
Procter & Gamble Co. 4.10% 1/26/2026	10,000	9,881
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,195
		63,180
Utilities 0.52%
Entergy Louisiana, LLC 0.95% 10/1/2024	16,000	15,431
Florida Power & Light Co. 4.45% 5/15/2026	11,440	11,320
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,625	1,632
Southern California Edison Co. 1.10% 4/1/2024	6,511	6,406
Southern California Edison Co. 0.975% 8/1/2024	6,375	6,161
Southern California Edison Co. 4.90% 6/1/2026	8,000	7,940
Southern California Edison Co. 5.30% 3/1/2028	12,000	12,099
		60,989
Health care 0.48%
AstraZeneca Finance, LLC 0.70% 5/28/2024	13,000	12,701
Bristol-Myers Squibb Co. 2.90% 7/26/2024	9,005	8,858
Cigna Group (The) 1.25% 3/15/2026	2,000	1,830
Eli Lilly and Co. 5.00% 2/27/2026	16,000	16,003
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,366
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	8,000	7,857
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,000	4,907
		55,522
Materials 0.39%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	3,405	3,191
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	17,000	16,922
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,038
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	9,000	8,918
EIDP, Inc. 4.50% 5/15/2026	10,834	10,652
		45,721
Information technology 0.31%
Apple, Inc. 1.125% 5/11/2025	4,352	4,122
Apple, Inc. 0.70% 2/8/2026	12,135	11,132
Microsoft Corp. 2.875% 2/6/2024	20,974	20,879
		36,133
Real estate 0.18%
Prologis, LP 4.875% 6/15/2028	7,542	7,475
Public Storage Operating Co. (USD-SOFR + 0.47%) 5.791% 4/23/2024[4]	13,770	13,765
		21,240
Short-Term Bond Fund of America — Page 21 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.13%	Principal amount (000)	Value (000)
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[7]	USD15,000	$14,800
Energy 0.07%
Exxon Mobil Corp. 2.019% 8/16/2024	5,125	5,008
Saudi Arabian Oil Co. 1.625% 11/24/2025[7]	2,690	2,503
		7,511
Communication services 0.05%
SBA Tower Trust 1.631% 11/15/2026[7]	6,741	5,936
Total corporate bonds, notes & loans		1,256,374
Bonds & notes of governments & government agencies outside the U.S. 3.05%
Asian Development Bank 4.125% 9/27/2024	23,281	23,062
Asian Development Bank 0.625% 10/8/2024	8,547	8,221
Asian Development Bank 2.875% 5/6/2025	10,981	10,661
Asian Development Bank 1.00% 4/14/2026	19,197	17,641
Asian Development Bank 3.875% 9/28/2032	2,327	2,217
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[7]	40,000	38,379
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[7]	9,184	9,036
CPPIB Capital, Inc. 0.875% 9/9/2026[7]	10,154	9,155
CPPIB Capital, Inc. 4.25% 7/20/2028[7]	4,787	4,713
Development Bank of Japan, Inc. 1.75% 2/18/2025[7]	14,294	13,707
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]	15,276	13,820
European Bank for Reconstruction & Development 0.50% 5/19/2025	4,750	4,448
European Investment Bank 2.25% 6/24/2024	5,000	4,914
Inter-American Development Bank 0.50% 9/23/2024	8,000	7,697
Inter-American Development Bank 0.625% 7/15/2025	5,500	5,135
Inter-American Development Bank 4.50% 5/15/2026	11,056	11,019
International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025	12,933	12,252
Japan Bank for International Cooperation 1.75% 10/17/2024	3,594	3,481
Japan Bank for International Cooperation 2.875% 4/14/2025	19,050	18,453
Japan Bank for International Cooperation 4.25% 1/26/2026	19,250	18,967
KfW 1.375% 8/5/2024	6,000	5,844
KfW 5.125% 9/29/2025	39,416	39,604
Kommunalbanken 0.50% 10/21/2024[7]	3,978	3,813
Kommunalbanken 0.375% 9/11/2025[7]	13,000	11,996
Kommuninvest i Sverige Aktiebolag 3.25% 1/16/2024[7]	6,000	5,983
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[7]	3,933	3,873
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[7]	6,173	5,555
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]	8,000	7,571
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,210
Swedish Export Credit Corp. 3.625% 9/3/2024	20,783	20,490
Swedish Export Credit Corp. 4.375% 2/13/2026	11,784	11,660
		356,579
Municipals 0.25% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,050
Short-Term Bond Fund of America — Page 22 of 28

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 0.11%	Principal amount (000)	Value (000)
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	USD13,725	$12,900
New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)	9,985	9,850
Total municipals		29,800
Federal agency bonds & notes 0.10%
Fannie Mae 0.375% 8/25/2025	8,065	7,476
Federal Farm Credit Banks 1.125% 1/6/2025	2,726	2,612
Tennessee Valley Authority 3.875% 3/15/2028	2,274	2,218
		12,306
Total bonds, notes & other debt instruments (cost: $11,248,079,000)		11,089,341
Short-term securities 12.48% Money market investments 12.48%	Shares
Capital Group Central Cash Fund 5.46%[11,12]	14,585,604	1,458,561
Total short-term securities (cost: $1,458,476,000)		1,458,561
Options purchased (equity style) 0.00%
Options purchased (equity style)*		89
Total options purchased (equity style) (cost: $189,000)		89
Total investment securities 107.32% (cost: $12,706,744,000)		12,547,991
Total options written (0.01)%†		(710)
Other assets less liabilities (7.31)%		(855,131)
Net assets 100.00%		$11,692,150
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Put
3 Month SOFR Futures Option	1,200	USD120	USD94.31	3/15/2024	$38
3 Month SOFR Futures Option	1,636	164	94.38	3/15/2024	51
					$89
Short-Term Bond Fund of America — Page 23 of 28

unaudited
†Options written (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Put
3 Month SOFR Futures Option	1,200	USD(120)	USD94.06	3/15/2024	$(30)
3 Month SOFR Futures Option	1,636	(164)	94.13	3/15/2024	(41)
5 Year U.S. Treasury Note Futures Option	311	(31)	106.50	2/23/2024	(265)
					$(336)
Call
5 Year U.S. Treasury Note Futures Option	311	USD(31)	USD106.50	2/23/2024	(374)
					$(710)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
30 Day Federal Funds Futures	Long	67	12/1/2023	USD26,431	$5
30 Day Federal Funds Futures	Short	67	5/1/2024	(26,462)	(42)
2 Year U.S. Treasury Note Futures	Long	24,079	4/3/2024	4,923,215	14,004
5 Year U.S. Treasury Note Futures	Long	3,794	4/3/2024	405,395	2,140
10 Year U.S. Treasury Note Futures	Short	2,865	3/28/2024	(314,568)	(1,513)
10 Year Ultra U.S. Treasury Note Futures	Short	7,688	3/28/2024	(872,708)	(6,105)
20 Year U.S. Treasury Bond Futures	Long	19	3/28/2024	2,212	19
30 Year Ultra U.S. Treasury Bond Futures	Short	593	3/28/2024	(72,939)	(866)
					$7,642
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.75908%	Annual	SOFR	Annual	11/9/2025	USD671,200	$2,252	$—	$2,252
4.7575%	Annual	SOFR	Annual	11/9/2025	604,100	2,010	—	2,010
4.74674%	Annual	SOFR	Annual	11/9/2025	424,700	1,329	—	1,329
4.28%	Annual	SOFR	Annual	2/29/2028	14,190	118	—	118
4.269%	Annual	SOFR	Annual	2/29/2028	14,100	111	—	111
SOFR	Annual	3.2025%	Annual	1/19/2033	23,000	1,353	—	1,353
SOFR	Annual	3.104%	Annual	1/20/2033	23,145	1,535	—	1,535
SOFR	Annual	3.16653%	Annual	1/24/2033	23,758	1,465	—	1,465
SOFR	Annual	3.18606%	Annual	1/24/2033	21,967	1,321	—	1,321
SOFR	Annual	4.15%	Annual	5/15/2033	7,060	(96)	—	(96)
SOFR	Annual	4.1615%	Annual	5/15/2033	7,100	(103)	—	(103)
4.0135%	Annual	SOFR	Annual	8/21/2033	6,640	16	—	16
Short-Term Bond Fund of America — Page 24 of 28

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.18799%	Annual	11/9/2033	USD99,300	$(1,654)	$—	$(1,654)
SOFR	Annual	4.205%	Annual	11/9/2033	141,900	(2,559)	—	(2,559)
SOFR	Annual	4.19658%	Annual	11/9/2033	158,800	(2,755)	—	(2,755)
						$4,343	$—	$4,343
Investments in affiliates12

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 12.48%
Money market investments 12.48%
Capital Group Central Cash Fund 5.46%[11]	$1,727,794	$805,622	$1,074,857	$(9)	$11	$1,458,561	$22,364
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9]	12/6/2022	$3,635	$3,637	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9]	12/6/2022	385	385	.00 [13]
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.535% 4/15/2027[3,4]	10/4/2022	528	532.01
Total		$4,548	$4,554	.04%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,911,000, which represented .40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,547,018,000, which represented 30.34% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Value determined using significant unobservable inputs.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,554,000, which represented .04% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 11/30/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.
Short-Term Bond Fund of America — Page 25 of 28

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $404,000. The average month-end notional amount of futures contracts while held was $6,964,673,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $871,607,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 26 of 28

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,927,160	$—	$3,927,160
Mortgage-backed obligations	—	2,839,373	—	2,839,373
Asset-backed obligations	—	2,663,727	4,022	2,667,749
Corporate bonds, notes & loans	—	1,256,374	—	1,256,374
Bonds & notes of governments & government agencies outside the U.S.	—	356,579	—	356,579
Municipals	—	29,800	—	29,800
Federal agency bonds & notes	—	12,306	—	12,306
Short-term securities	1,458,561	—	—	1,458,561
Options purchased on futures (equity style)	89	—	—	89
Total	$1,458,650	$11,085,319	$4,022	$12,547,991

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written on futures	$19	$—	$—	$19
Unrealized appreciation on futures contracts	16,168	—	—	16,168
Unrealized appreciation on centrally cleared interest rate swaps	—	11,510	—	11,510
Liabilities:
Unrealized depreciation on options written on futures	(22)	—	—	(22)
Unrealized depreciation on futures contracts	(8,526)	—	—	(8,526)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,167)	—	(7,167)
Total	$7,639	$4,343	$—	$11,982
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 27 of 28

unaudited

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-048-0124O-S96475
Short-Term Bond Fund of America — Page 28 of 28